Expense Example {- Fidelity Environmental Bond Fund} - NF_08.31 Fidelity Environmental Bond Fund Retail Pro-01 - Fidelity Environmental Bond Fund - Fidelity Environmental Bond Fund-Retail Class	Jun. 09, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	$ 144